UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

TREND AGGREGATION DIVIDEND AND INCOME FUND
Institutional Shares: TRDVX
TREND AGGREGATION GROWTH FUND
Institutional Shares: TRAGX

Semi-Annual Shareholder Report
October 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website Tuttlefunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Trend Aggregation Dividend & Income Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2018

The Fund’s performance figures* for the period ended October 31, 2018, compared to its benchmark:

Since Inception**
Trend Aggregation Dividend & Income Fund - Institutional Class	(1.40)%
Morningstar Tactical Asset Allocation Category Index (a)	(3.63)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 17, 2018 prospectus, the total annual operating expense is 2.12% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is May 17, 2018.

(a)	Morningstar Tactical Allocation Category - Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations across investments. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. To qualify for the tactical allocation category, a fund must have minimum exposures of 10% in bonds and 20% in equity. Next, the fund must historically demonstrate material shifts in sector or regional allocations either through a gradual shift over three years or through a series of material shifts on a quarterly basis. Within a three year period, typically the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single equity region or bond sector exceeds 50%. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

Top 10 Holdings by Industry	% of Net Assets
Telecommunications	8.6%
Exchange Traded Funds	8.1%
Food	6.0%
Commercial Services	5.7%
Media	5.2%
Pharmaceuticals	4.9%
Airlines	4.7%
Insurance	4.0%
Cosmetics / Personal Care	3.9%
Healthcare Services	3.9%
Other/Short-Term Investments	45.0%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Trend Aggregation Growth Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2018

The Fund’s performance figures* for the period ended October 31, 2018, compared to its benchmark:

Since Inception**
Trend Aggregation Growth Fund - Institutional Class	(5.30)%
Morningstar Tactical Asset Allocation Category Index (a)	(3.63)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. See the financial highlights for the current expense ratios. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 17, 2018 prospectus, the total annual operating expense is 2.10% before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is May 17, 2018.

(a)	Morningstar Tactical Allocation Category - Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations across investments. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. To qualify for the tactical allocation category, a fund must have minimum exposures of 10% in bonds and 20% in equity. Next, the fund must historically demonstrate material shifts in sector or regional allocations either through a gradual shift over three years or through a series of material shifts on a quarterly basis. Within a three year period, typically the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single equity region or bond sector exceeds 50%. Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

Top 10 Holdings by Industry	% of Net Assets
Exchange Traded Funds	59.4%
Airlines	4.1%
Healthcare-Services	3.9%
Media	2.2%
Healthcare-Products	2.1%
Exchange Traded Note	1.9%
Pharmaceuticals	1.7%
Telecommunications	1.7%
Chemicals	1.0%
Insurance	0.9%
Other/Short-Term Investments	21.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Shares		Value
	COMMON STOCK - 70.2%
	AIRLINES - 4.7%
47,700	Delta Air Lines, Inc.	$2,610,621
18,489	United Continental Holdings, Inc. *	1,580,994
		4,191,615
	BIOTECHNOLOGY- 1.0%
4,700	Amgen, Inc.	906,113

	BUILDING MATERIALS - 1.0%
20,600	USG Corp.	869,732

	COMMERCIAL SERVICES - 5.7%
17,100	Gartner, Inc. *	2,522,592
18,300	Total System Services, Inc.	1,668,045
9,800	Worldpay, Inc. *	900,032
		5,090,669
	COMPUTERS - 3.0%
12,013	Apple, Inc.	2,629,165

	COSMETICS / PERSONAL CARE - 3.9%
39,500	Procter & Gamble Co.	3,502,860

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
8,600	American Express Co.	883,478

	ELECTRIC - 1.0%
23,200	FirstEnergy Corp.	864,896

	FOOD - 6.0%
60,600	Hormel Foods Corp.	2,644,584
18,300	McCormick & Co., Inc.	2,635,200
		5,279,784
	HEALTHCARE SERVICES - 3.9%
6,600	HCA Healthcare, Inc.	881,298
10,000	UnitedHealth Group, Inc.	2,613,500
		3,494,798
	HOUSEHOLD PRODUCTS - 3.0%
17,600	Clorox Co.	2,612,720

	INSURANCE - 4.0%
11,000	Aon PLC	1,717,980
8,800	Berkshire Hathaway, Inc. *	1,806,464
		3,524,444
	INTERNET - 2.0%
9,240	IAC/InterActiveCorp. *	1,816,492

	MEDIA - 5.2%
9,100	Charter Communications, Inc. *	2,915,367
15,146	Walt Disney Co.	1,739,215
		4,654,582
	PHARMACEUTICALS - 4.9%
24,900	Johnson & Johnson	3,485,751
21,000	Pfizer, Inc.	904,260
		4,390,011
	PIPELINES - 2.6%
57,812	Andeavor Logistics LP	2,315,949

	PRIVATE EQUITY - 1.8%
40,100	Brookfield Asset Management, Inc.	1,634,075

	RETAIL - 3.9%
10,400	Target Corp.	869,752
26,000	Walmart, Inc.	2,607,280
		3,477,032

See accompanying notes to financial statements.

Trend Aggregation Dividend and Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2018

Shares		Value
	COMMON STOCK - 70.2% (Continued)
	SOFTWARE - 2.0%
16,200	Microsoft Corp.	$1,730,322

	TELECOMMUNICATIONS - 8.6%
29,900	AT&T, Inc.	917,332
60,700	Cisco Systems, Inc.	2,777,025
32,079	T-Mobile US, Inc. *	2,199,015
31,000	Verizon Communications, Inc.	1,769,790
		7,663,162
	TRANSPORTATION - 1.0%
4,300	Canadian Pacific Railway Ltd.	881,500

	TOTAL COMMON STOCK (Cost - $62,930,838)	62,413,399

	EXCHANGE TRADED FUNDS - 8.1%
65,026	iShares Short Treasury Bond ETF	7,182,122
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,174,958)	7,182,122

	SHORT-TERM INVESTMENTS - 16.0%
14,193,350	Fidelity Institutional Government Portfolio, Institutional Class, 2.10% **	14,193,350
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,193,350)	14,193,350

	TOTAL INVESTMENTS - 94.3% (Cost - $84,299,146)	$83,788,871
	OTHER ASSETS LESS LIABILITIES - 5.7%	5,067,890
	NET ASSETS - 100.0%	$88,856,761

ETF - Exchange Traded Fund

*	Non-income producing security.

**	Rate shown represents the rate at October 31, 2018, it is subject to change and resets daily.

See accompanying notes to financial statements.

Trend Aggregation Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Shares		Value
	COMMON STOCK - 18.6%
	AIRLINES - 4.1%
35,100	Delta Air Lines, Inc.	$1,921,023
22,700	United Continental Holdings, Inc. *	1,941,077
		3,862,100
	CHEMICALS - 1.0%
30,800	Mosaic Co.	952,952

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
5,600	Pagseguro Digital Ltd. *	151,144

	HEALTHCARE - PRODUCTS - 2.1%
8,500	Thermo Fisher Scientific, Inc.	1,986,025

	HEALTHCARE - SERVICES - 3.9%
13,600	Centene Corp. *	1,772,352
7,300	UnitedHealth Group, Inc.	1,907,855
		3,680,207
	INSURANCE - 0.9%
19,500	Athene Holding Ltd. *	891,540

	INTERNET - 0.8%
4,054	IAC/InterActiveCorp. *	796,976

	MEDIA - 2.2
6,500	Charter Communications, Inc. *	2,082,405

	PHARMACEUTICALS - 1.7%
10,300	Allergan PLC	1,627,503

	TELECOMMUNICATIONS - 1.7%
23,991	T-Mobile US, Inc. *	1,644,583

	TOTAL COMMON STOCK (Cost - $18,141,786)	17,675,435

	EXCHANGE TRADED FUNDS - 59.4%
109,149	Invesco QQQ Trust Series 1	18,535,683
174,736	ProShares Ultra S&P500	19,159,802
68,904	SPDR S&P 500 ETF Trust	18,647,490
	TOTAL EXCHANGE TRADED FUNDS (Cost - $56,810,651)	56,342,975

	EXCHANGE TRADED NOTE - 1.9%
47,300	iPath S&P 500 VIX Short-Term Futures ETN	1,770,912
	TOTAL EXCHANGE TRADED NOTE (Cost - $1,885,260)	1,770,912

	SHORT-TERM INVESTMENTS - 42.3%
40,112,808	Fidelity Institutional Government Portfolio, Institutional Class, 2.10% **	40,112,808
	TOTAL SHORT-TERM INVESTMENTS (Cost - $40,112,808)	40,112,808

	TOTAL INVESTMENTS - 122.2% (Cost - $116,950,505)	$115,902,130
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.2)%	(21,053,652)
	NET ASSETS - 100.0%	$94,848,478

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security.

**	Rate shown represents the rate at October 31, 2018, it is subject to change and resets daily.

See accompanying notes to financial statements.

TREND FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2018

	Trend Aggregation	Trend Aggregation
	Dividend & Income Fund	Growth Fund

ASSETS:
Investments in securities, at cost	$84,299,146	$116,950,505
Investments, at value	$83,788,871	$115,902,130
Receivable for securities sold	24,511,420	2,379,710
Receivable for Fund shares sold	228,628	220,851
Dividends and interest receivable	74,890	17,308
Prepaid expenses and other assets	21,830	21,442
Total Assets	108,625,639	118,541,441

LIABILITIES:
Payable for securities purchased	19,473,302	23,371,843
Payable for Fund shares redeemed	198,875	208,924
Management fees payable	69,099	82,168
Fees payable to Affiliates	5,918	6,767
Fees payable to related parties	8,882	10,448
Shareholder servicing fee payable	53	108
Accrued expenses and other liabilities	12,749	12,705
Total Liabilities	19,768,878	23,692,963

Net Assets	$88,856,761	$94,848,478

NET ASSETS CONSIST OF:
Paid in capital	$89,502,061	$99,815,996
Accumulated earnings	(645,300)	(4,967,518)
Net Assets	$88,856,761	$94,848,478

Net Assets	$88,856,761	$94,848,478
Shares of beneficial interest outstanding (a)	9,016,188	10,011,774
Net asset value, redemption price and offering price per share	$9.86	$9.47

(a)	Unlimited number of shares of no par value beneficial interest authorized.

See accompanying notes to financial statements.

TREND FUNDS
Statements of Operations (Unaudited)
For the Period Ended October 31, 2018

	Trend Aggregation	Trend Aggregation
	Dividend & Income Fund (a)	Growth Fund (a)
Investment Income:
Dividend income	$379,075	$240,120
Interest income	90,067	78,212
Total Investment Income	469,142	318,332

Operating Expenses:
Investment management fees	248,182	310,640
Administration fees	30,114	38,480
MFund services fees	20,383	25,035
Registration expense	8,765	8,477
Printing expense	8,372	8,371
Legal fees	7,837	7,837
Audit fees	6,732	6,732
Compliance officer fees	5,814	5,990
Trustees’ fees	4,180	4,180
Custody fees	2,614	3,319
Shareholder servicing fees	248	311
Miscellaneous expense	893	893
Total Operating Expenses	344,134	420,265

Net Investment Income (loss)	125,008	(101,933)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(260,033)	(3,817,210)
Net Realized Loss on Investments	(260,033)	(3,817,210)

Net change in unrealized appreciation (depreciation) on:
Investments	(510,275)	(1,048,375)
Net Change Unrealized Depreciation	(510,275)	(1,048,375)

Net Realized and Unrealized Loss on Investments	(770,308)	(4,865,585)

Net Decrease in Net Assets Resulting From Operations	$(645,300)	$(4,967,518)

(a)	The Funds commenced operations on May 17, 2018.

See accompanying notes to financial statements.

TREND FUNDS
Statements of Changes in Net Assets

	Trend Aggregation	Trend Aggregation
	Dividend & Income Fund (a)	Growth Fund (a)

	Period Ended	Period Ended
	October 31, 2018	October 31, 2018
Operations:	(Unaudited)	(Unaudited)
Net investment income (loss)	$125,008	$(101,933)
Net realized loss on investments	(260,033)	(3,817,210)
Net change in unrealized depreciation on investments	(510,275)	(1,048,375)
Net decrease in net assets resulting from operations	(645,300)	(4,967,518)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	100,743,041	113,095,975
Cost of shares redeemed
Institutional Class	(11,240,980)	(13,279,979)
Net Increase in net assets from share transactions of beneficial interest	89,502,061	99,815,996

Total Increase in Net Assets	88,856,761	94,848,478

Net Assets:
Beginning of period	—	—
End of period	$88,856,761	$94,848,478

Share Activity:
Fund
Shares Sold	10,131,082	11,323,833
Shares Redeemed	(1,114,893)	(1,312,059)
Net increase in shares of Beneficial interest	9,016,189	10,011,774

(a)	The Fund commenced operations on May 17, 2018.

See accompanying notes to financial statements.

TREND FUNDS
Financial Highlights

For a Share Outstanding Throughout Each Period

	Trend Aggregation	Trend Aggregation
	Dividend & Income Fund (a)	Growth Fund (a)

	For the Period	For the Period
	Ended October 31,	Ended October 31,
	2018	2018
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)	0.02	(0.02)
Net realized and unrealized loss on investments	(0.16)	(0.51)
Total loss from investment operations	(0.14)	(0.53)

Net asset value, end of period	$9.86	$9.47

Total return (c)	(1.40)%	(5.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$88,857	$94,848
Ratio of net expenses to average net assets (d,f)	1.39%	1.36%
Ratios of net investment income (d,f,g)	0.50%	(0.33)%
Portfolio turnover rate (e)	860%	556%

(a)	The Funds commenced operations on May 17, 2018.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Period.

(c)	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(d)	Annualized for periods less than one year.

(e)	Not annualized.

(f)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which it invests.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2018	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund and Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2018, the Trust operated 13 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Fund	Primary Objective
Trend Aggregation Dividend & Income Fund (“Dividend & Income”)	Seek current income while maintaining a secondary emphasis on long-term capital appreciation and low volatility.

Trend Aggregation Growth Fund (“Growth”)	Seek long-term capital appreciation while maintaining a secondary emphasis on capital preservation.

The Funds are registered as non-diversified.

Currently, the Funds offer Institutional Class shares, which commenced operations on May 17, 2018. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. Each Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Board of Trustees (the “Board”). In these cases, a Pricing Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2018	SEMI-ANNUAL REPORT

factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities’ market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end investment companies.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2018	SEMI-ANNUAL REPORT

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018, for each Fund’s assets and liabilities measured at fair value:

Dividend & Income

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$62,413,399	$—	$—	$62,413,399
Exchange Traded Funds	7,182,122	—	—	7,182,122
Short-Term Investments	14,193,350	—	—	14,193,350
Total Assets	$83,788,871	$—	$—	$83,788,871

Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$17,675,435	$—	$—	$17,675,435
Exchange Traded Funds	56,342,975	—	—	56,342,975
Exchange Traded Note	1,770,912	—	—	1,770,912
Short-Term Investments	40,112,808	—	—	40,112,808
Total Assets	$115,902,130	$—	$—	$115,902,130

*	Refer to the Portfolios of Investments for industry classifications.

There were no level 3 securities held during the period.

B.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

C.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains recorded on the ex-dividend date are determined in accordance with the federal income tax regulations, which may differ from GAAP and are recorded on ex-date. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs,

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2018	SEMI-ANNUAL REPORT

distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

D.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

E.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns expected to be taken in the Funds’ April 30, 2019 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

F.	Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee — Tuttle Tactical Management, Inc., (the “Advisor”) serves as the Funds’ investment adviser. Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The Advisor oversees the day-to-day management of the Funds. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) as listed below:

Fund	Advisory Fee	Expense Limitation	Expense Cap Expiration Date
Dividend & Income	1.00%	1.50%	April 30, 2019
Growth	1.00%	1.50%	April 30, 2019

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of October 31, 2018, there were no waivers and/or reimbursement for the funds.

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2018	SEMI-ANNUAL REPORT

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Distribution Plan (the “12b-1 Plan”) which allows each Fund to pay fees up to 0.25% for the Institutional shares based on average daily net assets of each class to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these shares. Pursuant to the 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Advisor for distribution related expenses. However, the plan 12b-1 Plan has not been implemented.

Shareholder Servicing Fees – The Trust has adopted a Shareholder Servicing Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of shares for Institutional Class.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays GFS for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Advisor, MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee, which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Compliance Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund at October 31, 2018 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees Payable to Affiliate.”

An Officer of the Trust is also the controlling member of MFund and the Advisor, and is not paid any fees directly by the Trust for serving in such capacity.

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2018	SEMI-ANNUAL REPORT

(4)	INVESTMENT TRANSACTIONS

For the period ended October 31, 2018, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Dividend & Income	$543,693,322	$473,327,493
Growth	398,902,913	318,248,009

(5)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at October 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Dividend & Income	84,299,146	654,629	(1,164,904)	(510,275)
Growth	116,950,505	411,945	(1,460,320)	(1,048,375)

(6)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Growth Fund will be directly affected by the performance of the Fidelity Institutional Government Portfolio, Institutional Class. The Fidelity Institutional Government Portfolio normally invests at least 95% of its assets in U.S. Government securities and repurchase agreements for those securities. The financial statements of the Fidelity Institutional Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2018, the percentage of the Growth Fund’s net assets invested in the Fidelity Institutional Government Portfolio was 42.3%.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2018, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Dividend & Income	Growth
E*TRADE Savings Bank	90.36%	90.07%

TREND FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2018	SEMI-ANNUAL REPORT

(8)	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TREND FUNDS
Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from May 17, 2018 to October 31, 2018.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Actual” and “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/1/2018	For the period	Value 10/31/2018	the Period
Trend Aggregation Growth Fund
Actual *	$1,000.00	1.36%	$947.00	$6.06
Hypothetical **	1,000.00	1.36%	1,018.35	6.92
Trend Aggregation Dividend & Income Fund
Actual *	$1,000.00	1.39%	$986.00	$6.32
Hypothetical **	1,000.00	1.39%	1,018.20	7.07

*	Expenses are equal to the Funds annualized expense ratio multiplies by the number of days in the period (167) divided by the number of days in the fiscal year (365).

**	Please note that while the Funds commenced operations May 17, 2018, the hypothetical expenses paid during the period reflect projected activity for the full six month period (184) for the purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period May 1, 2018 to October 31, 2018.

TREND FUNDS
Supplemental Information (Unaudited)

October 31, 2018	SEMI-ANNUAL REPORT

Consideration and Approval of Management Agreement between Tuttle Tactical Management, LLC and Mutual Fund and Variable Insurance Trust with respect to the Trend Aggregation Dividend and Income Fund and the Trend Aggregation Growth Fund

In connection with a regular in-person meeting held on December 15, 2017, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund and Variable Insurance Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of a management agreement (the “Management Agreement”) between the Trust and Tuttle Tactical Management, LLC (“Tuttle” or “Advisor” or “TTM”), with respect to the Trend Aggregation Dividend and Income Fund (the “Trend Dividend Fund” or “Fund”) and the Trend Aggregation Growth Fund (the “Trend Growth Fund” or “Fund”)(the “New Funds”).

Counsel assisted the Trustees in reviewing Tuttle’s responses to a series of questions regarding, among other things, the investment performance of the similarly managed accounts currently managed by Tuttle; and the services to be provided by Tuttle to each of the New Funds, comparative fees and expense limitation information, and Tuttle’s expected profitability from advising each New Fund (“Tuttle’s 15c Response”.) The Trustees relied upon the advice of counsel and their own business judgment in evaluating and weighting each of the factors to be considered. The conclusions reached by the Trustees were based upon a comprehensive evaluation and discussion of all the information provided in the Tuttle 15c Response for the Funds with respect to the approval of the Management Agreement.

Nature and Extent of Services. The Trustees reviewed Tuttle’s 15(c) Response and Tuttle’s Form ADV, which provide information on the corporate structure, officers, owners, and compliance record of Tuttle. The Trustees discussed the background and experience of senior personnel at the firm. The Trustees then discussed the nature of Tuttle’s operations, and the quality of its compliance program. The Trust’s CCO confirmed that Tuttle has a compliance program reasonably designed to prevent violations of applicable laws. After further discussion and review of the Tuttle’s 15(c) Response; the Trustees concluded that the Advisor will provide an acceptable level of services to the New Funds.

Performance. The Trustees reviewed the performance of the separately managed account (SMA) strategies currently advised by Tuttle versus their benchmarks.

TTM Conservative SMA. The Trustees noted the TTM Conservative SMA outperformed its benchmark, Bloomberg Barclays Aggregate Bond Index for the one year, five year and since inception periods.

TTM Growth SMA. The Trustees noted the TTM Growth SMA outperformed its benchmark, Morningstar Tactical for the one year, five year and since inception periods.

The Trustees agreed that the Advisor had the potential to provide relatively good performance to future shareholders of the Funds.

Fees and Expenses. The Trustees reviewed the proposed advisory fees and projected expenses for each Fund as compared to a peer group and Morningstar Tactical category. The Trustees noted that the advisory fee of 1.00% for each Fund was slightly higher than the average for both the peer group and the Morningstar category, but within the range of both the peer group and Morningstar category. They also noted the projected net expenses (as measured by Institutional Class shares) was below the average of both the peer group and Morningstar category. The Trustees concluded that advisory fees and projected net expenses were not unreasonable.

TREND FUNDS
Supplemental Information (Unaudited) (Continued)

October 31, 2018	SEMI-ANNUAL REPORT

Profitability. The Trustees reviewed a profitability analysis provided by Tuttle, as included in the Board Materials. For the Trend Dividend Fund, the Trustees noted Tuttle did not anticipate a first year profit and a modest second year profit based on its projections. With regards to the Trend Growth Fund, the Trustees noted significant projected first and second year profits that were nonetheless within a range of reasonable entrepreneurial profits for such an endeavor. After discussion, the Trustees agreed the projected profits would not be excessive based on the projected asset growth.

Economies of Scale. The Trustees considered whether there would be economies of scale with respect to the management of the New Funds. The Trustees noted that economies of scale were not anticipated to be reached during the initial period of the management agreement, and agreed that the matter of economies of scale would be revisited when the New Funds reach significant asset levels.

Conclusion. Having requested and received such information from the advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the management agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was reasonable and that approval of the management agreement was in the best interests of the future shareholders of Trend Dividend Fund and Trend Growth Fund.

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND & VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund & Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund & Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-800-253-0412

PRIVACY NOTICE

Mutual Fund & Variable Insurance Trust

What we do:
How does Mutual Fund & Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund & Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund & Variable Insurance Trust does not share with our affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

●     Mutual Fund & Variable Insurance Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund & Variable Insurance Trust doesn’t jointly market.

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 202-551-8090 for information on the operation of the Public Reference Room.).

Tuttle Tactical Management LLC, serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not Applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	1/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	1/8/2019

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	1/8/2019